Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
Professional fees	$ 26,000	$ 24,598	$ 82,043	$ 41,525
Compensation expense – related party	21,000	21,000	84,000	211,500
Development expense	25,667		129,311	72,587
General and administrative	81,891	48,666	130,334	144,232
Total operating expenses	154,558	94,264	425,688	469,844
Loss from operations	(154,558)	(94,264)	(425,688)	(469,844)
Other income (expense):
Interest expense	(173,648)	(166,573)	(918,579)	(611,535)
Default penalty of convertible note		(162,798)	(162,798)
Early payment penalty				(49,162)
Loss on issuance of convertible debt		(442,979)	(717,592)	(350,986)
Gain on forgiveness of debt				226,398
Change in fair value of derivative	11,907	395,148	(1,601,016)	79,677
Total other expense	(161,741)	(377,202)	(3,399,985)	(705,608)
Loss before income taxes	(316,299)	(471,466)	(3,825,673)	(1,175,452)
Provision for income taxes
Net Loss	$ (316,299)	$ (471,466)	$ (3,825,673)	$ (1,175,452)
Net loss per share, basic and diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic and diluted (in Shares)	1,383,367,206	406,969,823	700,895,412	215,671,601